Offerings - Offering: 1	Nov. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $1.00 per share
Amount Registered | shares	2,139,477
Maximum Aggregate Offering Price	$ 56,929,506.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,861.96
Offering Note	(a) Amount Registered: The number shares of common stock, par value $1.00 per share, of Mid Penn Bancorp, Inc. ("Mid Penn" and, such shares, the "Mid Penn common stock") being registered is based upon (i) an estimate of the maximum number shares of common stock, no par value per share, of 1st Colonial Bancorp, Inc. ("1st Colonial" and, such shares, the "1st Colonial common stock) outstanding as of November 20, 2025, or issuable or expected to be exchanged, in connection with the merger of 1st Colonial with and into Mid Penn, with Mid Penn continuing as the surviving corporation (the "merger"), pursuant to an Agreement and Plan of Merger, dated as of September 24, 2025, by and between Mid Penn and 1st Colonial (the "merger agreement"), which collectively equal 5,134,335 multiplied by (ii) sixty percent (60%) (the maximum percentage of 1st Colonial common stock for Mid Penn common stock under the merger agreement) multiplied by (iii) the exchange ratio of 0.6945 of a share of Mid Penn common stock for each share of 1st Colonial common stock. (b) Maximum Aggregate Offering Price: Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and 457(f)(1) promulgated thereunder. The maximum aggregate offering price is (i) the average of the high and low prices of 1st Colonial common stock as reported on the OTC Pink Limited Market on November 20, 2025 ($18.48 per share) multiplied by (ii) the estimated maximum number of additional shares of 1st Colonial common stock to be converted in the merger (5,134,335), subtracting out the amount of cash to be paid by Mid Penn for such shares.